GOODWILL AND OTHER INTANGIBLES - Other Intangible Assets and Related Accumulated Amortization (Detail) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	$ 2,147	$ 2,162
Other intangible assets subject to amortization, accumulated amortization	1,661	1,643
Other intangible assets subject to amortization, net	486	519
Other intangible assets not subject to amortization	273	273
Total other intangible assets, gross	2,420	2,435
Total other intangible assets, net	759	792	[1]
Dealer networks
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	321	328
Other intangible assets subject to amortization, accumulated amortization	204	199
Other intangible assets subject to amortization, net	$ 117	129
Other intangible assets subject to amortization, weighted average life	15 years
Patents, concessions and licenses and other
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	$ 1,826	1,834
Other intangible assets subject to amortization, accumulated amortization	1,457	1,444
Other intangible assets subject to amortization, net	$ 369	$ 390
Patents, concessions and licenses and other | Minimum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	5 years
Patents, concessions and licenses and other | Maximum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	25 years

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).